As filed with the Securities and Exchange Commission on [date]

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07881

Brazos Mutual Funds
(Exact name of registrant as specified in charter)

5949 Sherry Lane, Suite 1600
Dallas, Texas 75225
(Address of principal executive offices) (Zip code)

Robin C. Thorn
5949 Sherry Lane, Suite 1600
Dallas, Texas 75225
(Name and address of agent for service)

(214) 365-5200
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2009

Date of reporting period:  August 31, 2009

Item 1. Schedule of Investments.

BRAZOS MUTUAL FUNDS - MICRO CAP PORTFOLIO
Portfolio of Investments (Unaudited)			August 31, 2009

Security Description	Shares		Value
COMMON STOCKS - 100.0%
Auto Components - 2.8%
ArvinMeritor, Inc.	116,800		$853,808
Tenneco, Inc.*	22,800		357,960
			1,211,768
Basic Resources - 1.7%
Jaguar Mining, Inc.*f	77,669		762,710

Biotechnology - 1.6%
Halozyme Therapeutics, Inc.*	45,400		337,776
Orexigen Therapeutics, Inc.*	43,100		341,352
			679,128
Business Services - 6.6%
China Fire & Security Group, Inc.*	45,920		703,494
Coinstar, Inc.*	23,388		772,038
Cornell Cos., Inc.*	28,100		564,529
Darling International, Inc.*	115,700		811,057
			2,851,118
Chemicals - 4.2%
KMG Chemicals, Inc.	110,900		1,093,474
PolyOne Corp.*	141,100		719,610
			1,813,084
Construction & Engineering - 1.0%
MYR Group, Inc.*	22,200		455,100

Consumer Merchandising - 5.9%
Cache, Inc.*	95,700		500,511
hhgregg, Inc.*	29,502		509,795
The Pep Boys - Manny, Moe & Jack	91,427		816,443
Wet Seal, Inc.*	205,200		720,252
			2,547,001
Consumer Non Durables - 3.3%
Steven Madden Ltd.*	23,957		772,134
True Religion Apparel, Inc.*	29,400		665,322
			1,437,456
Consumer Services - 3.5%
Calavo Growers, Inc.	56,259		990,158
FGX International Holdings Ltd.*f	35,500		512,620
			1,502,778
Defense - 2.1%
ICF International, Inc.*	33,800		924,430

Electronic Components - 6.9%
Diodes, Inc. *	44,000		891,880
Hollysys Automation Technologies, Ltd.*f	133,300		866,450
Monolithic Power Systems, Inc.*	36,447		821,151
NetLogic Microsystems, Inc.*	9,328		409,593
			2,989,074
Energy - 3.0%
Key Energy Services, Inc.*	106,800		763,620
T-3 Energy Services, Inc.*	30,500		536,190
			1,299,810
Financial Institutions - 5.7%
Broadpoint Gleacher Securities Group, Inc.*	140,300		1,059,265
Oppenheimer Holdings, Inc.	36,931		953,558
Penson Worldwide, Inc.*	46,700		473,538
			2,486,361
Financial Services & Software - 4.2%
Dollar Financial Corp.*	45,600		794,808
Euronet Worldwide, Inc.*	44,391		1,048,516
			1,843,324
Food Products - 1.1%
HQ Sustainable Maritime Industries, Inc.*	58,800		489,216

Healthcare Products - 3.5%
ATS Medical, Inc.*	189,300		509,217
ICU Medical, Inc.*	15,900		591,321
Medivation, Inc.*	16,000		405,120
			1,505,658
Healthcare Providers & Services - 1.2%
IPC The Hospitalist Co., Inc.*	17,800		525,812

Healthcare Technology - 6.5%
HMS Holdings Corp.*	17,400		654,414
Impax Laboratories, Inc.*	110,900		841,731
SXC Health Solutions Corp.*f	32,600		1,327,146
			2,823,291
Household Durables - 1.0%
M/I Homes, Inc.*	28,300		447,706

Industrial - 4.2%
Orion Marine Group, Inc.*	56,399		1,153,360
Rush Enterprises, Inc.*	46,500		651,465
			1,804,825
Insurance - 1.2%
CNinsure, Inc. - ADR*f	30,273		500,715

Media - 2.4%
Global Traffic Network, Inc.*	59,600		238,400
DG FastChannel, Inc.*	46,731		810,316
			1,048,716
Energy - 2.2%
ATP Oil & Gas Corp.*	44,400		495,060
Carrizo Oil & Gas, Inc.*	23,600		456,188
			951,248
Pharmaceuticals - 1.4%
BioForm Medical, Inc.*	209,607		607,860

Road & Rail - 1.4%
Saia, Inc.*	34,900		617,730

Semiconductor & Semiconductor Equipment - 0.8%
Ramtron International Corp.*	221,100		364,815

Software - 0.9%
BluePhoenix Solutions Ltd.*f	125,700		412,296

Steel Production - 1.1%
Olympic Steel, Inc.	17,100		460,503

Technology Services & Software - 13.8%
ArcSight, Inc.*	48,400		936,540
Compellent Technologies, Inc.*	30,200		450,584
EPIQ Systems, Inc.*	36,400		545,636
Ness Technologies, Inc.*	95,800		578,632
NIC, Inc.	104,000		797,680
Phoenix Technologies Ltd*	221,500		804,045
Smith Micro Software, Inc.*	94,528		1,091,798
Tyler Technologies, Inc.*	51,206		779,867
			5,984,782
Telecommunications - 4.8%
ADC Telecommunications, Inc.*	83,100		707,181
Anaren, Inc.*	84,498		1,358,728
			2,065,909

TOTAL COMMON STOCKS (Cost $34,397,280)			$43,414,224

WARRANTS - 0.0%
GreenHunter Energy, Inc. Warrants, Strike Price $27.50, Expiration 8/27/2011*^#	8,140		81
Grill Concepts, Inc. Warrants, Strike price $8.05, Expiration 7/13/2012*^#	35,000		350

TOTAL WARRANTS (Cost $4,400)			$431

SHORT TERM INVESTMENTS - 0.2%
Money Market Funds - 0.2%
SEI Daily Income Trust Treasury Fund - Class B	90,426		90,426

TOTAL SHORT TERM INVESTMENTS (Cost $90,426)			90,426

Total Investments (Cost $34,492,106) - 100.2%			43,505,081
Liabilities in Excess of Other Assets - (0.2)%			(71,386)
TOTAL NET ASSETS - 100.0%			$43,433,695

* Non Income Producing
f Foreign Issued Security
^ Restricted Security
# Fair Valued Security

The cost basis of investments for federal income tax purposes at August 31, 2009 was as follows+:

Cost of investments		$ 35,396,893
Gross unrealized appreciation		9,524,723
Gross unrealized depreciation		(1,416,535)
Net unrealized depreciation		$ 8,108,188

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at August 31, 2009

The Brazos Mid Cap Fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157") and FASB Staff Position No. 157-4 ("FSP 157-4"). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. FAS 157 requires each fund to classify its securities based on valuation method, using the following levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Brazos Micro Cap Fund's net assets as of August 31, 2009:

Description	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$7,166,989	$ -	$-	$7,166,989
Consumer Staples	2,290,431	-	-	2,290,431
Energy	2,251,058	0	-	2,251,058
Financials	3,781,885	-	-	3,781,885
Health Care	6,141,749	-	-	6,141,749
Industrials	5,070,108	-	-	5,070,108
Information Technology	13,675,707	-	-	13,675,707
Materials	3,036,297	-	-	3,036,297
Total Equity	43,414,224	0	-	43,414,224
Warrants
Consumer Discretionary	-	350	-	350
Energy	-	81	-	81
Total Warrants	-	431	-	431
Short-Term Investments	90,426	-	-	90,426
Total Investments in Securities	43,504,650	431	-	43,505,081

BRAZOS MUTUAL FUNDS - SMALL CAP PORTFOLIO
Portfolio of Investments (Unaudited)				August 31, 2009

	Security Description	Shares		Value
	COMMON STOCKS - 99.7%
	Auto Components - 2.8%
	ArvinMeritor, Inc.	34,200		$250,002
	Tenneco, Inc.*	6,500		102,050
				352,052
	Basic Resources - 1.8%
	Jaguar Mining, Inc.*f	22,260		218,593

	Biotechnology - 3.8%
	Acorda Therapeutics, Inc.*	5,100		115,362
	Halozyme Therapeutics, Inc.*	13,100		97,464
	Onyx Pharmaceuticals, Inc.*	5,100		163,557
	Savient Pharmaceuticals, Inc.*	6,800		94,452
				470,835
	Business Services - 6.1%
	Central European Distribution Corp.*	6,581		211,908
	China Fire & Security Group, Inc.*	12,945		198,317
	Coinstar, Inc.*	5,979		197,367
	Portfolio Recovery Associates, Inc.*	3,500		153,720
				761,312
	Chemicals - 2.8%
	Calgon Carbon Corp.*	9,600		137,280
	PolyOne Corp.*	41,400		211,140
				348,420
	Construction & Engineering - 1.1%
	MYR Group, Inc.*	6,500		133,250

	Consumer Merchandising - 9.2%
	Guess?, Inc.	7,600		266,304
	Gymboree Corp.*	4,900		219,471
	hhgregg, Inc.*	8,034		138,827
	Panera Bread Co.*	2,500		130,525
	The Pep Boys - Manny, Moe & Jack	27,063		241,673
	Wet Seal, Inc.*	42,000		147,420
				1,144,220
	Consumer Non Durables - 3.1%
	Steven Madden Ltd.*	6,847		220,679
	True Religion Apparel, Inc.*	7,300		165,199
				385,878
	Consumer Services - 1.0%
	Penn National Gaming, Inc.*	4,300		125,603

	Defense - 1.9%
	ICF International, Inc.*	8,400		229,740

	Electronic Components - 3.8%
	Cree, Inc. *	6,600		243,144
	GrafTech International Ltd.*	16,600		236,218
				479,362
	Electronic Technology - 1.8%
	Cypress Semiconductor Corp.*	21,800		220,616

	Energy - 6.0%
	ATP Oil & Gas Corp.*	12,000		133,800
	EXCO Resources, Inc.*	19,200		281,472
	Key Energy Services, Inc.*	24,200		173,030
	T-3 Energy Services, Inc.*	8,800		154,704
				743,006
	Financial Institutions - 6.9%
	Broadpoint Gleacher Securities Group, Inc.*	26,700		201,585
	Oppenheimer Holdings, Inc.	10,857		280,328
	Penson Worldwide, Inc.*	10,300		104,442
	Stifel Financial Corp.*	4,800		270,240
				856,595
	Financial Services & Software - 2.1%
	Euronet Worldwide, Inc.*	11,304		267,000

	Healthcare Products - 3.7%
	Human Genome Sciences, Inc.*	9,300		183,954
	ICU Medical, Inc.*	3,000		111,570
	Medivation, Inc.*	6,500		164,580
				460,104
	Healthcare Services - 7.7%
	Amedisys, Inc.*	4,500		200,430
	Emergency Medical Services Corp.*	6,300		285,705
	Health Management Associates, Inc.*	14,600		100,886
	IPC The Hospitalist Co., Inc.*	5,600		165,424
	Rovi Corp.*	7,100		216,124
				968,569
	Healthcare Technology - 7.0%
	Allscripts-Misys Healthcare Solutions	8,700		129,195
	HMS Holdings Corp.*	5,900		221,899
	MedAssets, Inc.*	11,400		254,562
	SXC Health Solutions Corp.*f	6,600		268,686
				874,342
	Industrial - 2.7%
	Orion Marine Group, Inc.*	16,540		338,243

	Insurance - 1.2%
	CNinsure, Inc. - ADR*f	8,696		143,832

	Internet Software & Services - 1.0%
	AsiaInfo Holdings, Inc.*	7,200		123,984

	IT Services - 1.4%
	Patni Computer Systems Ltd. - ADR f	10,000		171,700

	Media - 1.8%
	DG FastChannel, Inc.*	12,753		221,137

Semiconductor & Semiconductor Equipment - 1.7%
	TriQuint Semiconductor, Inc.*	28,700		210,084

	Software - 1.0%
	Quality Systems, Inc.	2,400		129,216

	Technology Services & Software - 10.0%
	ArcSight, Inc.*	9,000		174,150
	Brocade Communications Systems, Inc.*	31,000		224,130
	Compellent Technologies, Inc.*	8,700		129,804
	Ness Technologies, Inc.*	28,000		169,120
	Smith Micro Software, Inc.*	28,153		325,167
	Tyler Technologies, Inc.*	14,980		228,146
				1,250,517
	Telecommunication - 5.3%
	Anaren, Inc.*	14,000		225,120
	CommScope, Inc.*	9,000		242,640
	Riverbed Technology, Inc.*	10,100		194,728
				662,488
	Transportation - 1.0%
	Con-way, Inc.	2,900		121,104

	TOTAL COMMON STOCKS (Cost $10,140,004)			12,411,802

	SHORT TERM INVESTMENTS - 0.0%
	Money Market Funds - 0.0%
	SEI Daily Income Trust Treasury Fund - Class B	66		66

	TOTAL SHORT TERM INVESTMENTS (Cost $66)			66

	Total Investments 99.7% (Cost $10,140,070)			12,411,868
	Other Assets in Excess of Liabilities - 0.3%			31,681
	TOTAL NET ASSETS - 100.0%			$12,443,549

ADR	American Depository Receipt
*	Non Income Producing
f	Foreign Issued Security

	The cost basis of investments for federal income tax purposes at August 31, 2009 was as follows+:

	Cost of investments		$ 11,280,566
	Gross unrealized appreciation		2,389,147
	Gross unrealized depreciation		(1,257,845)
	Net unrealized appreciation		$ 1,131,302

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at August 31, 2009

The Brazos Mid Cap Fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157") and FASB Staff Position No. 157-4 ("FSP 157-4"). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. FAS 157 requires each fund to classify its securities based on valuation method, using the following levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Consumer Staples	211,908	-	-	211,908
Energy	743,006	-	-	743,006
Financials	1,154,147	-	-	1,154,147
Health Care	2,686,942	-	-	2,686,942
Industrials	1,256,872	-	-	1,256,872
Information Technology	3,586,794	-	-	3,586,794
Materials	567,013	-	-	567,013
Total Equity	10,206,682	-	-	10,206,682
Short-Term Investments	66	-	-	66
Total Investments in Securities	10,206,748	-	-	10,206,748

BRAZOS MUTUAL FUNDS - MID CAP PORTFOLIO
	Portfolio of Investments (Unaudited)		August 31, 2009

	Security Description	Shares	Value
	COMMON STOCKS - 84.7%
	Air Freight & Logistics - 2.0%
	C.H. Robinson Worldwide, Inc.	13,400	$753,884

	Auto Components - 3.0%
	The Goodyear Tire & Rubber Co.*	49,000	808,010
	Tenneco, Inc. *	18,900	296,730
			1,104,740
	Business Services - 1.1%
	Central European Distribution Corp.*	12,159	391,520

	Chemicals - 2.7%
	Celanese Corp.	26,400	672,408
	Valspar Corp.	11,900	318,682
			991,090
	Construction & Engineering - 4.8%
	Fluor Corp.	16,100	851,690
	McDermott International, Inc.*f	39,500	938,520
			1,790,210
	Consumer Durables - 2.0%
	Pulte Homes, Inc.	58,619	749,151

	Consumer Merchandising - 10.4%
	AutoNation, Inc.*	25,600	485,888
	Coach, Inc.	20,200	571,458
	Guess?, Inc.	19,800	693,792
	Gymboree Corp.*	14,600	653,934
	Kohl's Corp.*	13,600	701,624
	Penske Automotive Group, Inc.	16,800	297,192
	The TJX Cos., Inc.	14,000	503,300
			3,907,188
	Consumer Services - 1.4%
	Penn National Gaming, Inc.*	17,600	514,096

	Electronic Components - 6.7%
	Cree, Inc. *	18,203	670,599
	Marvell Technology Group Ltd.*f	45,200	689,300
	Maxim Integrated Products, Inc.	31,200	585,936
	National Semiconductor Corp.	37,800	573,426
			2,519,261
	Electronic Technology - 2.9%
	Cypress Semiconductor Corp.*	36,700	371,404
	Varian Semiconductor Equipment Associats, Inc.*	16,800	723,576
			1,094,980
	Energy - 5.6%
	Alpha Natural Resources, Inc.*	5,700	184,167
	Cameron International Corp.*	14,500	517,795
	CONSOL Energy, Inc.	4,900	183,309
	EXCO Resources, Inc.*	26,100	382,626
	Key Energy Services, Inc.*	114,300	817,245
			2,085,142
	Financial Institutions - 8.4%
	Janus Capital Group, Inc.	63,800	811,536
	PrivateBancorp, Inc.	18,200	438,802
	Principal Financial Group, Inc.	32,600	925,840
	Stifel Financial Corp.*	16,800	945,840
			3,122,018
	Financial Services & Software - 1.6%
	TD Ameritrade Holding Corp.*	31,200	600,288

	Healthcare Services - 6.4%
	Covance Inc.*	10,900	578,790
	Emergency Medical Services Corp.*	13,424	608,778
	Patterson Cos., Inc.*	25,000	680,750
	Rovi Corp.*	17,700	538,788
			2,407,106
	Health Care Technology - 2.9%
	Allscripts-Misys Healthcare Solutions	30,600	454,410
	Intuitive Surgical, Inc.*	2,900	645,859
			1,100,269
	Industrial - 1.3%
	Cummins, Inc.	10,800	489,456

	Insurance - 2.4%
	Genworth Financial, Inc.	31,900	336,864
	Lincoln National Corp.	22,700	572,948
			909,812
	Manufacturing - 4.2%
	Joy Global Inc.	18,900	734,265
	Owens-Illinois, Inc.*	24,800	841,712
			1,575,977
	Oil & Gas - 1.0%
	Cabot Oil & Gas Corp.	10,400	366,600

	Road & Rail - 2.1%
	Kansas City Southern*	32,700	781,530

Semiconductor & Semiconductor Equipment - 3.0%
	Fairchild Semiconductor International, Inc.*	47,599	478,846
	Teradyne, Inc.*	78,300	645,975
			1,124,821

	Technology Services & Software - 5.7%
	Brocade Communications Systems, Inc.*	92,900	671,667
	Cognizant Technology Solutions Corp.*	17,000	592,960
	NetApp, Inc.*	19,400	441,350
	Perfect World Co., Ltd. - ADR*f	11,600	442,540
			2,148,517
	Telecommunications - 3.1%
	JDS Uniphase Corp.*	103,400	710,358
	Riverbed Technology, Inc.*	22,700	437,656
			1,148,014

	TOTAL COMMON STOCKS (Cost $28,739,727)		31,675,670

	SHORT TERM INVESTMENTS - 2.5%
	Money Market Funds - 2.5%
	SEI Daily Income Trust Treasury Fund - Class B	931,862	931,862

	TOTAL SHORT TERM INVESTMENTS (Cost $931,862)		931,862

	Total Investments 87.2% (Cost $29,671,589)		32,607,532
	Other Assets in Excess of Liabilities - 12.8%		4,781,955
	TOTAL NET ASSETS - 100.0%		$37,389,487

ADR	American Depository Receipt
*	Non Income Producing
f	Foreign Issued Security

The cost basis of investments for federal income tax purposes at August 31, 2009 was as follows+:

Cost of investments	$ 32,369,928
Gross unrealized appreciation	3,244,049
Gross unrealized depreciation	(3,006,445)
Net unrealized depreciation	$ 237,604

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at August 31, 2009
The Brazos Mid Cap Fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157") and FASB Staff Position No. 157-4 ("FSP 157-4"). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. FAS 157 requires each fund to classify its securities based on valuation method, using the following levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Brazos Mid Cap Fund's net assets as of August 31, 2009:

Description	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$6,275,175	$-	$-	$6,275,175
Consumer Staples	391,520	-	-	391,520
Energy	2,451,742	-	-	2,451,742
Financials	4,632,118	-	-	4,632,118
Health Care	3,692,163	-	-	3,692,163
Industrials	4,549,345	-	-	4,549,345
Information Technology	7,850,805	-	-	7,850,805
Materials	1,832,802	-	-	1,832,802
Total Equity	31,675,670	-	-	31,675,670
Short-Term Investments	931,862	-	-	931,862
Total Investments in Securities	32,607,532	-	-	32,607,532

BRAZOS MUTUAL FUNDS - GROWTH PORTFOLIO
	Portfolio of Investments (Unaudited)	August 31, 2009

	Security Description	Shares		Value
	COMMON STOCKS - 99.0%
	Aerospace & Defense - 4.2%
	Honeywell International, Inc.	41,900		$1,540,244

	Auto Components - 3.7%
	Johnson Controls, Inc.	55,200		1,367,304

	Chemicals - 4.9%
	Celanese Corp.	13,900		354,033
	Monsanto Co.	17,200		1,442,736
				1,796,769
Computer and Electronic Product Manufacturing - 4.2%
	Teradata Corp.*	57,802		1,556,608

	Computers & Peripherals - 5.4%
	Apple Computer, Inc.*	9,000		1,513,890
	Seagate Technology f	35,700		494,445
				2,008,335
	Consumer Merchandising - 6.6%
	Macy's, Inc.	51,200		794,624
	Walgreen Co.	48,200		1,633,016
				2,427,640
	Electronic Components - 1.3%
	ON Semiconductor Corp.*	57,600		464,832

	Electronic Technology - 4.0%
	Lam Research Corp.*	48,600		1,492,020

	Financial Institutions - 17.5%
	Franklin Resources, Inc.	16,000		1,493,280
	Goldman Sachs Group, Inc.	9,300		1,538,778
	Janus Capital Group, Inc.	31,400		399,408
	U.S. Bancorp	68,600		1,551,732
	Zions Bancorporation	82,700		1,461,309
				6,444,507
	Food & Beverages - 8.4%
	Constellation Brands, Inc.*	106,900		1,581,051
	Sysco Corp.	59,900		1,526,851
				3,107,902
	Health Care Equipment & Supplies - 3.1%
	Medtronic, Inc.	29,400		1,126,020

	Health Care Providers & Services - 8.3%
	Laboratory Corp. of America Holdings*	21,900		1,528,401
	Medco Health Solutions, Inc.*	27,600		1,524,072
				3,052,473
	Industrial - 3.8%
	Quanta Services, Inc.*	62,600		1,384,712

	Media - 4.0%
	Omnicom Group, Inc.	41,000		1,489,120

	Multi-Utilities & Unregulated Power - 3.8%
	Sempra Energy	27,800		1,394,726

	Oil, Gas & Consumable Fuels- 8.2%
	Anadarko Petroleum Corp.	27,900		1,475,073
	Chevron Corp.	22,200		1,552,668
				3,027,741
	Technology Services & Software - 1.6%
	Perfect World Co., Ltd. - ADR*f	15,300		583,695

	Software - 4.1%
	BMC Software, Inc.*	42,900		1,529,385

	Wireless Telecommunication Services - 1.9%
	American Tower Corp.*	22,800		721,620

	TOTAL COMMON STOCKS (Cost $35,618,592)			36,515,653

	SHORT TERM INVESTMENTS - 1.1%
	Money Market Funds - 1.1%
	SEI Daily Income Trust Treasury Fund - Class B	410,388		410,388

	TOTAL SHORT TERM INVESTMENTS (Cost $410,388)			410,388

	Total Investments 100.1% (Cost $36,028,980)			36,926,041
	Liabilities in Excess of Other Assets - (0.1)%			(43,400)
	TOTAL NET ASSETS - 100.0%			$36,882,641

ADR	American Depository Receipt
*	Non Income Producing
f	Foreign Issued Security

	The cost basis of investments for federal income tax purposes at August 31, 2009 was as follows+:

	Cost of investments		$ 38,739,931
	Gross unrealized appreciation		1,293,286
	Gross unrealized depreciation		(3,107,176)
	Net unrealized depreciation		$ (1,813,890)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

FAS 157 - Summary of Fair Value Exposure at August 31, 2009
The Brazos Mid Cap Fund adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157") and FASB Staff Position No. 157-4 ("FSP 157-4"). FSP 157-4 clarifies FAS 157 and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the asset or liability such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. The FSP 157-4 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types. FAS 157 requires each fund to classify its securities based on valuation method, using the following levels:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value the Brazos Mid Cap Fund's net assets as of August 31, 2009:

Description	Level 1	Level 2	Level 3	Total
Equity
Consumer Discretionary	$3,651,048	$-	$-	$3,651,048
Consumer Staples	4,740,918	-	-	4,740,918
Energy	3,027,741	-	-	3,027,741
Financials	6,444,507	-	-	6,444,507
Health Care	4,178,493	-	-	4,178,493
Industrials	2,924,956	-	-	2,924,956
Information Technology	7,634,875	-	-	7,634,875
Materials	1,796,769	-	-	1,796,769
Telecommunication Services	721,620	-	-	721,620
Utilities	1,394,726	-	-	1,394,726
Total Equity	36,515,653	-	-	36,515,653
Short-Term Investments	410,388	-	-	410,388
Total Investments in Securities	36,926,041	-	-	36,926,041

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Brazos Mutual Funds

By (Signature and Title)   /s/ Robin C. Thorn
                                                Robin C. Thorn, President

Date        October 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)   /s/ Gerard P. Melia
                                                   Gerard P. Melia, Chief Financial Officer & Treasurer

Date        October 15, 2009

* Print the name and title of each signing officer under his or her signature.